Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of subsidiaries [Table Text Block]
				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2021	2020
HudBay Marketing & Sales Inc.	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Rosemont Copper Company	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%

Disclosure of information about key management personnel [Table Text Block]
	2021	2020
Short-term employee benefits[1]	$10,283	$7,951
Post-employment benefits	837	639
Long-term share-based awards	6,737	6,381
	$17,857	$14,971